UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  505 Park Avenue
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/Paul C. Shiverick	 New York, New York        November 12, 2010
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $1,320,227(in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                           Mkt        SH/Prn  SH/ PUT/ Investment  Other   Voting
                                                           Value                                           Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000    Amt     Prn CALL Discretion Managers Sole        Shared None
AMERICAN EXPRESS CO	     COM		025816109   5,266     125,300 SH       SOLE                125,300
APACHE CORP                  COM                037411105  44,715     457,400 SH       SOLE	           457,400
APPLE INC                    COM                037833100 104,504     368,295 SH       SOLE                368,295
BAXTER INTL INC              COM                071813109     239       5,000 SH       SOLE                  5,000
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER     096627104     751      23,000 SH       SOLE                 23,000
BUCKEYE PARTNERS L P	     UNIT LTD PARTN	118230101  13,138     206,900 SH       SOLE                206,900
CENTERPOINT ENERGY INC       COM                15189T107     613      39,000 SH       SOLE                 39,000
CH ENERGY GROUP INC          COM                12541M102     773      17,500 SH       SOLE                 17,500
CHEVRON CORP NEW	     COM                166764100  87,991   1,085,642 SH       SOLE              1,085,642
CHUBB CORP                   COM                171232101  35,277     619,000 SH       SOLE                619,000
CISCO SYS INC                COM                17275R102  46,638   2,129,600 SH       SOLE              2,129,600
CONOCOPHILLIPS               COM                20825C104  85,019   1,480,400 SH       SOLE              1,480,400
CONSOLIDATED EDISON INC      COM                209115104  20,976     435,000 SH       SOLE                435,000
CONTINENTAL AIRLS INC        CL B               210795308  72,851   2,932,828 SH       SOLE              2,932,828
DELTA AIR LINES INC DEL      COM NEW            247361702  38,400   3,299,000 SH       SOLE              3,299,000
DEVON ENERGY CORP NEW        COM                25179M103  20,063     309,900 SH       SOLE                309,900
DOVER CORP                   COM                260003108   2,741      52,500 SH       SOLE                 52,500
DPL INC                      COM                233293109   3,290     125,900 SH       SOLE                125,900
DU PONT E I DE NEMOURS & CO  COM                263534109  28,459     637,800 SH       SOLE                637,800
DUKE ENERGY CORP NEW         COM                26441C105  13,948     787,600 SH       SOLE                787,600
EL PASO PIPELINE PARTNERS L  COM UNIT LPI       283702108   1,090      34,000 SH       SOLE                 34,000
EMPIRE DIST ELEC CO          COM                291641108     580      28,800 SH       SOLE                 28,800
ENERGIZER HLDGS INC	     COM                29266R108   2,017      30,000 SH       SOLE 		    30,000
ENTERGY CORP NEW             COM                29364G103  15,229     199,000 SH       SOLE                199,000
EXELON CORP                  COM                30161N101   3,832      90,000 SH       SOLE                 90,000
FIRSTENERGY CORP             COM                337932107  20,006     519,100 SH       SOLE                519,100
GOOGLE INC                   CL A               38259P508  15,038      28,600 SH       SOLE                 28,600
GREAT PLAINS ENERGY INC      COM                391164100     548      29,000 SH       SOLE                 29,000
HONEYWELL INTL INC	     COM	        438516106  11,864     270,000 SH       SOLE                270,000
ILLINOIS TOOL WKS INC	     COM                452308109  37,151     790,100 SH       SOLE                790,100
INTERNATIONAL BUSINESS MACHS COM                459200101 125,003     931,882 SH       SOLE                931,882
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER     494550106  20,988     306,400 SH       SOLE                306,400
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP     559080106  10,301     200,205 SH       SOLE                200,205
MCDONALDS CORP               COM                580135101  15,847     212,681 SH       SOLE                212,681
MICRON TECHNOLOGY INC        COM                595112103  43,530   6,037,422 SH       SOLE              6,037,422
MOTOROLA INC                 COM                620076109  16,370   1,919,100 SH       SOLE              1,919,100
NCR CORP NEW                 COM                62886E108   1,371     100,600 SH       SOLE                100,600
NETFLIX INC                  COM                64110L106  20,420     125,925 SH       SOLE                125,925
NORTHEAST UTILS              COM                664397106   1,449      49,000 SH       SOLE                 49,000
NUANCE COMMUNICATIONS INC    COM                67020Y100   4,113     263,000 SH       SOLE                263,000
PEPCO HOLDINGS INC           COM                713291102     649      34,900 SH       SOLE                 34,900
PFIZER INC                   COM                717081103  45,762   2,665,221 SH       SOLE              2,665,221
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN     726503105   7,505     119,300 SH       SOLE                119,300
PPG INDS INC                 COM                693506107   2,548      35,000 SH       SOLE                 35,000
PPL CORP                     COM                69351T106   4,223     155,100 SH       SOLE                155,100
PROGRESS ENERGY INC          COM                743263105   4,362      98,200 SH       SOLE                 98,200
PROSHARES TR                 PSHS ULTSH 20YRS   74347R297  10,938     350,000 SH       SOLE                350,000
SANDISK CORP                 COM                80004C101   1,796      49,000 SH       SOLE                 49,000
SEALED AIR CORP NEW          COM                81211K100     899      40,000 SH       SOLE                 40,000
SOUTHERN CO                  COM                842587107  24,534     658,800 SH       SOLE                658,800
SPDR GOLD TRUST              GOLD SHS           78463V107  77,398     605,100 SH       SOLE                605,100
SUBURBAN PROPANE PARTNERS L  UNIT LTD PARTN     864482104     980      18,000 SH       SOLE                 18,000
TEXAS INSTRS INC             COM                882508104  55,564   2,047,300 SH       SOLE              2,047,300
TYSON FOODS INC              CL A               902494103     401      25,000 SH       SOLE                 25,000
VODAFONE GROUP PLC NEW       SPONS ADR NEW      92857W209  89,455   3,605,600 SH       SOLE              3,605,600
WILLIAMS COS INC DEL         COM                969457100     814      42,600 SH       SOLE                 42,600
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